Supplemental Information About The Credit Quality Of Financing Receivables And Allowance For Losses On Financing Receivables (Past Due & Nonaccrual Financing Receivables) (Details) - USD ($)
$ in Millions
	Dec. 31, 2014	Dec. 31, 2013
Past Due Financing Receivables
Over 30 days past due	$ 5,747	$ 7,086
Over 90 days past due	$ 2,626	$ 3,550
Percent of Financing Receivable, Recorded Investment, Past Due Over 30 Days	4.50%	5.20%
Percent of Financing Receivable, Recorded Investment, Past Due Over 90 Days	2.10%	2.60%
Nonaccrual Financing Receivables
Nonaccrual loans	$ 1,996	$ 2,642
Percent Financing Receivable, Recorded Investment, Nonaccrual Status	1.60%	2.00%
Commercial
Past Due Financing Receivables
Over 30 days past due	$ 610	$ 465
Over 90 days past due	131	83
Nonaccrual Financing Receivables
Nonaccrual loans	512	22
Amount of nonaccrual loans currently paying in accordance with contractual terms	484	16
Consumer
Past Due Financing Receivables
Over 30 days past due	5,137	6,621
Over 90 days past due	2,495	3,467
Loans which are 90+ days past due and still accruing interest	1,231	1,197
Nonaccrual Financing Receivables
Nonaccrual loans	1,484	2,620
Amount of nonaccrual loans currently paying in accordance with contractual terms	179	324
Consumer | Non US residential mortgages
Past Due Financing Receivables
Over 30 days past due	2,171	3,406
Over 90 days past due	1,195	2,104
Nonaccrual Financing Receivables
Nonaccrual loans	1,262	2,161
Consumer | Non US installment and revolving credit
Past Due Financing Receivables
Over 30 days past due	333	601
Over 90 days past due	89	159
Nonaccrual Financing Receivables
Nonaccrual loans	53	106
Consumer | US installment and revolving credit
Past Due Financing Receivables
Over 30 days past due	2,492	2,442
Over 90 days past due	1,147	1,105
Nonaccrual Financing Receivables
Nonaccrual loans	2	2
Energy Financial Services
Past Due Financing Receivables
Over 30 days past due	0	0
Over 90 days past due	0	0
Nonaccrual Financing Receivables
Nonaccrual loans	68	4
GECAS
Past Due Financing Receivables
Over 30 days past due	0	0
Over 90 days past due	0	0
Nonaccrual Financing Receivables
Nonaccrual loans	419	0
Other commercial [Member]
Past Due Financing Receivables
Over 30 days past due	0	0
Over 90 days past due	0	0
Nonaccrual Financing Receivables
Nonaccrual loans	0	6
Total CLL
Past Due Financing Receivables
Over 30 days past due	610	465
Over 90 days past due	131	83
Nonaccrual Financing Receivables
Nonaccrual loans	25	12
Consumer Other Financing Receivable
Past Due Financing Receivables
Over 30 days past due	141	172
Over 90 days past due	64	99
Nonaccrual Financing Receivables
Nonaccrual loans	$ 167	$ 351